Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wilshire Variable Insurance Trust
Entity Central Index Key	0001026708
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Wilshire Global Allocation Fund
Shareholder Report [Line Items]
Fund Name	Wilshire Global Allocation Fund
Class Name	Wilshire Global Allocation Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilshire Global Allocation Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wilshire Global Allocation Fund	$46[1]	0.44%
[1]
Expenses Paid, Amount	$ 46	[1]
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Exposure to Wilshire Large Company Growth was the top contributor from a manager selection stand point

Top Detractors
↓	Overweight exposure to fixed income was a detractor of relative return

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	11.03	5.87	5.91
MSCI ACWI Net Total Return Index (USD)	17.49	10.06	9.23
Bloomberg Global Aggregate USD Hedged	3.40	0.48	2.01
65/35 MSCI ACWI IMI/Bloomberg Global Agg(Hedged)	11.72	6.65	6.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.

Net Assets	$ 477,596,764
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 529,089
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$477,596,764
Number of Holdings	10
Net Advisory Fee	$529,089
Portfolio Turnover	8%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Issuers	(% of Net Assets)
Wilshire International Equity Fund	22.6%
Wilshire Income Opportunities Fund	21.3%
Wilshire Large Company Value Portfolio	16.4%
Wilshire Large Company Growth Portfolio	16.2%
Vanguard Total International Bond Index Fund	14.4%
Vanguard Mega Cap Index Fund	2.2%
Fidelity Emerging Markets Index Fund	1.9%
Vanguard Long-Term Bond Index Fund	1.9%
Wilshire Small Company Value Portfolio	1.6%
Wilshire Small Company Growth Portfolio	1.6%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature

[1]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.